Financial risk management - Additional Information (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)
Statement Of Lineitems [Line Items]
Currency translation reserve	€ (270,169)	€ 137,726
Net foreign exchange gain (loss)	(10,250,749)	7,869,114	€ (3,116,662)
Issue of share capital	171,236,968	12,609	342,558,848
Currency risk [member]
Statement Of Lineitems [Line Items]
Foreign exchange loss	€ 10,300,000		€ 3,100,000
Foreign exchange gain		€ 7,900,000
Currency risk [member] | USD [member]
Statement Of Lineitems [Line Items]
Trade payables to suppliers | $				$ 213.1		$ 139.8
Increase in exchange rate (in percentage)	10	10	10
Currency translation reserve	€ 18,100,000	€ 13,500,000	€ 18,800,000
Currency risk [member] | EURO [member]
Statement Of Lineitems [Line Items]
Trade payables to suppliers	€ 72,200,000	€ 92,400,000
Currency risk [member] | CHF [member]
Statement Of Lineitems [Line Items]
Trade payables to suppliers | SFr					SFr 35.5		SFr 50.6
Increase in exchange rate (in percentage)	10	10	10
Currency translation reserve	€ 3,800,000	€ 5,400,000	€ 7,100,000
Interest Rate Risk [Member]
Statement Of Lineitems [Line Items]
Cash	291,700,000
Borrowings	0
Credit risk [member]
Statement Of Lineitems [Line Items]
Financial assets	0	€ 0
Liquidity risk [member]
Statement Of Lineitems [Line Items]
Cash	€ 291,700,000